Changes in Asset Retirement Obligations (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Successor	Jun. 22, 2010 Successor	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Predecessor
Asset Retirement Obligations [Line Items]
Asset retirement obligation balance at beginning of period		$ 1.5	$ 2.1	$ 2.1	$ 2.1	$ 2.1	$ 3.3	$ 3.3	$ 2.1
Revisions of previous estimates		0.3			(0.9)			(0.1)
Accretion expense	0.1	0.2	0.1	0.3	0.3		0.2	0.2
Liabilities settled							(0.1)	(0.1)
Asset retirement obligation balance at end of period	$ 2.1	$ 2.0	$ 2.2	$ 1.5	$ 1.5	$ 2.1	$ 3.4	$ 3.3	$ 2.1